Description of Business (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value		$ 0.0001	$ 0.0001
Southland Holdings Llc [Member]
Remuneration paid percentage			75.00%
Remuneration paid			$ 847
Subsidies	$ 2,500,000
Labor and related costs.			2,400,000
Allowance for Doubtful Accounts, Premiums and Other Receivables			3,000,000.0	$ 3,000,000.0
Southland Holding Llc [Member]
Common stock, par value		$ 0.0001
Costs related to the transaction		$ 1,900,000
Allowance for Doubtful Accounts, Premiums and Other Receivables		$ 1,500,000	$ 3,000,000.0